Empower SP Small Cap 600 Index Fund Expense Example - Empower SP Small Cap 600 Index Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	123
Expense Example, with Redemption, 10 Years	279
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	713
L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	$ 1,110